Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Inducement Plan Common Stock, par value $0.001 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	1.7782
Maximum Aggregate Offering Price	$ 7,112,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 982.28
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock"), of Inhibikase Therapeutics, Inc. (the "Registrant"), which become issuable under the Registrant's 2026 Inducement Plan (the "Inducement Plan") and 2020 Equity Incentive Plan, as amended (the "Option Plan) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2) Represents 4,000,000 shares of Common Stock reserved for issuance under the Inducement Plan. (3) The price of $1.7782 per share, which is the average of the high and low sale prices of Common Stock as quoted on the Nasdaq Capital Market on March 23, 2026, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and has been used as these shares are without a fixed price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2020 Equity Incentive Plan Common Stock, par value $0.001 per share
Amount Registered | shares	6,969,206
Proposed Maximum Offering Price per Unit	1.7782
Maximum Aggregate Offering Price	$ 12,392,642.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,711.43
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock"), of Inhibikase Therapeutics, Inc. (the "Registrant"), which become issuable under the Registrant's 2026 Inducement Plan (the "Inducement Plan") and 2020 Equity Incentive Plan, as amended (the "Option Plan) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (3) The price of $1.7782 per share, which is the average of the high and low sale prices of Common Stock as quoted on the Nasdaq Capital Market on March 23, 2026, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and has been used as these shares are without a fixed price. (4) Represents an increase of 6,969,206 shares of Common Stock to the number of shares available for issuance under the Option Plan. Shares available for issuance under the Option Plan were previously registered on the Registrant's registration statements on Form S-8 (Registration No. 333-259555 and Registration No. 333-284687) filed with the Securities and Exchange Commission on September 15, 2020 and February 4, 2025, respectively.